Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Components of Intangible Assets Subject to Amortization

The components of intangible assets subject to amortization at December 31, 2017 and 2016 were as follows:

	December 31, 2017		December 31, 2016
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
	(Millions of yen)
Software	342,322	217,654	313,599	193,785
Customer relationships	162,832	22,463	172,234	11,146
Patents and developed technology	121,886	27,085	106,250	16,272
Trademarks	48,823	9,890	44,704	5,610
License fees	13,565	6,375	15,561	6,756
Other	18,592	8,136	17,713	8,250

	708,020	291,603	670,061	241,819

Changes in Carrying Amount of Goodwill by Segment

The changes in the carrying amount of goodwill by segment for the years ended December 31, 2017 and 2016 were as follows:

	Year ended December 31, 2017
	Office	Imaging System	Medical System	Industry and Others	Unallocated *1	Total
		(Millions of yen)
Balance at beginning of year	136,256	49,034	—	258,456	492,678	936,424
Goodwill acquired during the year	857	236	—	2,394	—	3,487
Transfer *1	—	—	499,855	(7,177)	(492,678)	—
Impairment loss *2	(33,912)	—	—	—	—	(33,912)
Translation adjustments and other	9,855	3,291	60	17,517	—	30,723

Balance at end of year	113,056	52,561	499,915	271,190	—	936,722

	Year ended December 31, 2016
	Office	Imaging System	Medical System	Industry and Others	Unallocated *1	Total
		(Millions of yen)
Balance at beginning of year	142,551	53,474	—	282,918	—	478,943
Goodwill acquired during the year	863	—	—	4,589	492,678	498,130
Translation adjustments and other	(7,158)	(4,440)	—	(29,051)	—	(40,649)

Balance at end of year	136,256	49,034	—	258,456	492,678	936,424

*1	Canon did not complete the allocation of goodwill to the segments for impairment testing which was attributable to the acquisition of TMSC as of December 31, 2016. Based on the realignment of Canon’s internal reporting and management structure, Canon newly established Medical System Business Unit effective at the beginning of the second quarter of 2017. Goodwill related to TMSC as well as goodwill related to certain medical business which was previously included in Industry and Others Business Unit have been transferred to Medical System Business Unit.

*2	After entering the commercial printing business through the acquisition of Océ N.V. in 2010, the market environment surrounding this business has become significantly competitive and rapid technological changes have required increasing investments into R&D. These factors resulted in lower operating margin than expected, which led to the decline in the estimated fair value of this business which was determined based on the income approach. As the result of the annual goodwill impairment test as of October 1, 2017, it was determined that the estimated fair value of commercial printing business was less than its carrying value of the reporting unit. Based on the accounting policy described in Note 1, Canon recognized an impairment charge of ¥33,912 million representing the excess of the carrying amount over the reporting unit’s fair value.